Notes Payable, Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Notes Payable, Related Parties

10. Notes Payable, Related Parties

A summary of the Company's notes payable, related parties is as follows:

	December 31,
	2018	2017
Unsecured promissory note, interest rate of 4.25% and 8% per annum	$—	$12
Total notes payable, related parties	—	12
Less: current portion of notes payable, related parties	—	12
Total notes payable, long-term	$—	$—

In April 2013, the Company and a previous employee entered into an agreement to settle all outstanding obligations consisting of a promissory note of $40, dated March 2009, and deferred salaries amounting to $72. The note and salary obligation provided for interest of 8% and 4.25%, respectively. The note required monthly payments of $1 and matured in May 2018. The deferred salary obligation required monthly payments of $1 and matured in June 2018.

Amounts outstanding on these obligations were $0 and $12 at December 31, 2018 and 2017, respectively.

Interest expense on the notes payable, related parties, was $1 and $1 for the years ended December 31, 2018 and 2017, respectively.